Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - kr / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in Kroner per share)		kr 0.01	kr 0.01
Common stock, shares issued	365,173,471	212,601,044	121,336,079
Common stock, shares outstanding	365,173,471	212,601,044	121,336,079
Common stock, par value (in Kroner per share)	kr 0.05	kr 0.05	kr 0.05